INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (46,540)	$ (76,161)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,076	6,194
Remeasurement of warrants liability	(43)	(176)
Change in accrued interest on bank deposits	(931)	891
Change in marketable securities	(130)	(450)
Share-based compensation	11,850	15,866
Foreign exchange gain, net	(1,326)	(134)
Change in prepaid expenses and other assets	1,181	2,914
Change in trade receivables, net	(13,768)	3,856
Change in inventory	616	641
Change in operating lease assets and liabilities, net	2,813	(992)
Change in trade payables	858	(1,703)
Change in accrued expenses and other liabilities	(244)	(3,428)
Change in employees and payroll accruals	939	241
Change in deferred revenues	1,862	(6,671)
Net cash used in operating activities	(38,787)	(59,112)
Cash flows from investing activities:
Purchase of property and equipment	(3,210)	(3,221)
Proceeds from sales of property and equipment	3	0
Investment in bank deposits	(77,900)	(26,700)
Withdrawal of bank deposits	52,350	88,600
Investment in restricted deposits	(120)	(122)
Investment in marketable securities	(29,898)	(33,457)
Proceeds from sales and maturities of marketable securities	32,611	35,290
Net cash provided by (used in) investing activities	(26,164)	60,390
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance costs	37,289	0
Issuance of ordinary shares, net of paid issuance costs	8,419	0
Proceeds from exercise of options	710	169
Net cash provided by financing activities	46,418	169
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,054	182
Increase (decrease) in cash, cash equivalents and restricted cash	(17,479)	1,629
Cash, cash equivalents and restricted cash at the beginning of the period	25,381	26,336
Cash, cash equivalents and restricted cash at the end of the period	7,902	27,965
Cash paid during the period for:
Income taxes	248	180
Non-cash transactions:
Purchase of property and equipment	543	1,063
Reclassification from property and equipment, net to inventory	1,679	0
Exercise of options	40	0
Right-of-use assets recognized with corresponding lease liabilities due to lease modification	4,541	0
Sale of machinery	2,915	0
Issuance costs to be paid	492	0
Cash, cash equivalents and restricted cash at the end of the period:
Cash and cash equivalents	7,886	27,949
Short-term restricted cash	16	16
Cash, cash equivalents and restricted cash at the end of the period	$ 7,902	$ 27,965